CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Current assets:
Cash and cash equivalents	$ 116,709	¥ 800,997	¥ 291,973
Restricted cash	293,308	2,013,030	1,617,230
Short-term investments	86,851	596,078	1,000
Accounts receivable	7,520	51,610	40,155
Amounts due from related parties			608,291
Advance to consumers on behalf of financing partners	76,044	521,908	827,417
Loan recognized as a result of payment under the guarantee, net	80,675	553,688	252,555
Advance to sellers	100,932	692,714	246,287
Other receivables, net	103,072	707,404	251,649
Inventory	2,823	19,380	77,941
Prepaid expenses and other current assets	60,805	417,314	249,769
Financial lease receivables, net	42,912	294,511	438,693
Total current assets	971,651	6,668,634	4,902,960
Noncurrent assets:
Property, equipment and software, net	29,035	199,271	156,625
Intangible assets, net	3,086	21,179	9,949
Goodwill	16,089	110,424	75,849
Long-term investments	50,979	349,882	40,628
Other noncurrent assets			112,902
Total noncurrent assets	99,189	680,756	395,953
Total assets	1,070,840	7,349,390	5,298,913
Current liabilities (including amounts of the consolidated VIEs and VIEs' subsidiaries without recourse to the primary beneficiary of RMB407,809 and RMB261,226 as of December 31, 2017 and 2018, respectively)
Short-term borrowings	91,005	624,588	426,783
Accounts payable	22,777	156,320	65,694
Guarantee liabilities	46,808	321,255	173,907
Deposit of interests from consumers and payable to financing partners-current	70,350	482,827	732,273
Advance from buyers collected on behalf of sellers	54,756	375,803	226,891
Other payables and accruals	174,452	1,197,300	927,389
Deferred revenue	16,779	115,160	27,598
Other current liabilities			163,355
Derivative liabilities			1,596,424
Convertible notes	173,125	1,188,192
Total current liabilities	650,052	4,461,445	4,340,314
Noncurrent liabilities
Long-term borrowings	70,201	481,801	374,104
Deposit of interests from consumers and payable to financing partners-noncurrent	4,334	29,742	343,823
Deferred tax liabilities	693	4,759	1,653
Total noncurrent liabilities	75,228	516,302	719,580
Total liabilities	725,280	4,977,747	5,059,894
Commitments and contingencies
Mezzanine equity
Redeemable non controlling interests			39,580
Total Mezzanine equity			8,420,644
Shareholders' (deficit)/equity
Ordinary shares (US$0.0001 par value, 1,312,839,230 shares and 10,000,000,000 shares authorized as of December 31, 2017 and 2018, respectively; 49,318,860 shares issued and outstanding as of December 31, 2017; 839,850,038 Class A ordinary shares and 40,809,861 Class B ordinary shares issued and outstanding as of December 31, 2018)	84	575	30
Additional paid-in capital	1,889,496	12,967,986
Accumulated other comprehensive income	12,539	86,061	76,607
Accumulated deficit	(1,556,197)	(10,680,489)	(8,207,801)
Total UXIN LIMITED shareholders' (deficit)/equity	345,922	2,374,133	(8,131,164)
Non controlling interests	(362)	(2,490)	(50,461)
Total shareholders' (deficit)/equity	345,560	2,371,643	(8,181,625)
Total liabilities, mezzanine equity and shareholders' equity	$ 1,070,840	¥ 7,349,390	5,298,913
Series A convertible redeemable preferred shares
Mezzanine equity
Mezzanine equity			94,411
Total Mezzanine equity			94,411,209
Series A-1 convertible redeemable preferred shares
Mezzanine equity
Mezzanine equity			69,193
Total Mezzanine equity			69,193,372
Series B convertible redeemable preferred shares
Mezzanine equity
Mezzanine equity			180,294
Total Mezzanine equity			180,293,845
Series C convertible redeemable preferred shares
Mezzanine equity
Mezzanine equity			408,559
Total Mezzanine equity			408,558,925
Series D convertible redeemable preferred shares
Mezzanine equity
Mezzanine equity			1,703,667
Total Mezzanine equity			1,703,667,099
Series E convertible redeemable preferred shares
Mezzanine equity
Mezzanine equity			1,146,351
Total Mezzanine equity			1,146,350,895
Series F convertible redeemable preferred shares
Mezzanine equity
Mezzanine equity			1,563,657
Total Mezzanine equity			1,563,656,740
Series G convertible redeemable preferred shares
Mezzanine equity
Mezzanine equity			3,214,932
Total Mezzanine equity			¥ 3,214,932,302